Cost of revenue (Tables)	6 Months Ended
Sep. 30, 2024
Cost Of Revenue
Schedule of Cost of Revenue

Cost of revenue consisted of the following:

	For the six months ended September 30,
	2024	2023
Resource usage fees	732,458	730,281
Website maintenance fee	—	121,714
Virtual simulation fee	733	88,303
Raw material consumption fees	—	1,457
Other	—	2,592
Total	$733,191	$944,347